ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD

Accrued professional fee	$416,737	$986,818	$126,826
Accrued offering costs	880,000	-	-
Accrued operating expenses	1,054,955	642,763	82,608

	$2,351,692	$1,629,581	$209,434